Note 2 - Significant Accounting Policies (Details) - Property, Plant and Equipment - Depreciation Method and Useful Life	12 Months Ended
Dec. 31, 2013
Computer and Accessories [Member]
Note 2 - Significant Accounting Policies (Details) - Property, Plant and Equipment - Depreciation Method and Useful Life [Line Items]
Depreciation method	Straight-line
Computer and Accessories [Member] | Minimum [Member]
Note 2 - Significant Accounting Policies (Details) - Property, Plant and Equipment - Depreciation Method and Useful Life [Line Items]
Estimated useful life	3 years
Computer and Accessories [Member] | Maximum [Member]
Note 2 - Significant Accounting Policies (Details) - Property, Plant and Equipment - Depreciation Method and Useful Life [Line Items]
Estimated useful life	5 years
Equipment [Member]
Note 2 - Significant Accounting Policies (Details) - Property, Plant and Equipment - Depreciation Method and Useful Life [Line Items]
Depreciation method	Straight-line
Equipment [Member] | Minimum [Member]
Note 2 - Significant Accounting Policies (Details) - Property, Plant and Equipment - Depreciation Method and Useful Life [Line Items]
Estimated useful life	3 years
Equipment [Member] | Maximum [Member]
Note 2 - Significant Accounting Policies (Details) - Property, Plant and Equipment - Depreciation Method and Useful Life [Line Items]
Estimated useful life	5 years
Furniture and Fixtures [Member]
Note 2 - Significant Accounting Policies (Details) - Property, Plant and Equipment - Depreciation Method and Useful Life [Line Items]
Depreciation method	Straight-line
Estimated useful life	7 years